Regulation and Legislation (Details) - ILS (₪) ₪ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 28, 2020	Dec. 31, 2020
Items for presentation of regulatory deferral accounts [abstract]
Offset of additional amounts		₪ 31
Total licensing fees	₪ 115
Additional percentage of tax			0.50%